Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	As of September 30, 2023, the Company had $163 million of net investment in property and equipment, as outlined in the table below (in thousands):
	September 30,	December 31,
	2023	2022
Solar energy facilities	169,334	168,336
Building	1,077	1,076
Land	490	497
Leasehold improvements	120	118
Software and computers	456	335
Furniture and fixtures	435	281
Vehicle and other	34	-
Asset retirement	1,340	1,345
Construction in progress	10,489	5,227
Total property and equipment	183,775	177,215
Less: Accumulated depreciation	(20,644)	(15,422)
Total	163,131	161,793
As of December 31, 2022, the Company had $161.8 million of net investment in property and equipment, as outlined in the table below.
	Year Ended December 31,
	2022	2021
	(in thousands)
Solar energy facilities	$168,336	$153,399
Building	1,076	917
Land	497	527
Leasehold improvements	118	44
Software and computers	335	178
Furniture and fixtures	281	33
Asset retirement	1,345	588
Construction in progress	5,227	14,381
Total property and equipment	177,215	170,067
Less: Accumulated depreciation	(15,422)	(9,709)
	$161,793	$160,358